Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Accounting Policies and Disclosures
2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
The Group has adopted the following new and revised IFRSs for the first time for the current year’s financial statements.

Amendments to IFRS 9	Prepayment Features with Negative Compensation
IFRS 16	Leases
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures
IFRIC 23	Uncertainty over Income Tax Treatments
Annual Improve ments	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23
2015-2017 Cycle
Other than as explained below regarding the impact of IFRS 16 and IFRIC 23, the adoption of the above new and revised standards has had no significant financial effect on these financial statements.

(a)
IFRS 16 replaces IAS 17
Leases
, IFRIC 4
Determining whether an Arrangement contains a Lease
,
SIC-15
Operating Leases-Incentives
and
SIC-27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease.
The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance
sheet model to recognize and measure
right-of-use
assets and lease liabilities, except for certain recognition exemptions. Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors continue to classify leases as either operating or finance leases using similar principles as in IAS 17.

For a sublease arrangement, the classification of the sublease is made by reference to the right-of-use asset arising from the head lease, instead of by reference to the underlying asset.
The Group has adopted IFRS 16 using the modified retrospective method with the date of initial application of January 1, 2019. Under this method, the standard has been applied retrospectively with the cumulative effect of initial adoption recognized as an adjustment to the opening balance of retained profits at January 1, 2019, and the comparative information for 2018 was not restated and continued to be reported under IAS 17 and related interpretations.
New definition of a lease
Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.
As a lessee – Leases previously classified as operating leases
Nature of the effect of adoption of IFRS 16
The Group has lease contracts for various items of aircraft, engines, buildings and other equipment. As a lessee, the Group previously classified leases as either finance leases or operating leases based on the assessment of whether the lease transferred substantially all the rewards and risks of ownership of assets to the Group. Under IFRS 16, the Group applies a single approach to recognize and measure right-of-use
assets and lease liabilities for all leases, except for two elective exemptions for leases of low-value
assets (elected on a
lease-by-lease
basis) and leases with a lease term of 12 months or less (“short-term leases”) (elected by class of underlying asset). Instead of recognizing rental expenses under operating leases on a straight-line basis over the lease term commencing from January 1, 2019, the Group recognizes depreciation (and impairment, if any) of the right-of-use
assets and interest accrued on the outstanding lease liabilities (as finance costs).
Impact on transition
Lease liabilities at January 1, 2019 were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at January 1, 2019 and included in lease liabilities
For aircraft and engine leases, the
right-of-use
assets amounting to RMB32,001 million were recognized based on the carrying amount as if the standard had always been applied, except for the incremental borrowing rate where the Group applied the incremental borrowing rate at January 1, 2019. For the other leases, the right-of-use
assets were measured at the amount of the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the statement of financial position immediately before January 1, 2019.
All these assets were assessed for any impairment based on IAS 36 on that date. The Group elected to present the right-of-use
assets separately in the statement of financial position. This includes the lease assets recognized previously under finance leases of RMB94,416 million that were reclassified from property, plant and equipment.
The Group has used the following elective practical expedients when applying IFRS 16 at January 1, 2019:

•	Applying the short-term lease exemptions to leases with a lease term that ends within 12 months from the date of initial application

•	Using hindsight in determining the lease term where the contract contains options to extend/terminate the lease

•	Applying a single discount rate to a portfolio of leases with reasonably similar characteristics

•	Relying on the entity’s assessment of whether leases were onerous by applying IAS 37 immediately before January 1, 2019 as an alternative to performing an impairment review

•	Excluding initial direct costs from the measurement of the right-of-use asset at the date of initial application
As a lessee – Leases previously classified as finance leases
The Group did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases. Accordingly, the carrying amounts of the right-of-use
assets and the lease liabilities at January 1, 2019 were the carrying amounts of the recognized assets and liabilities measured under IAS 17.
Financial impact at January 1, 2019
The impacts arising from the adoption of IFRS 16 at January 1, 2019 was as follows:

Increase/(decrease)
RMB million
Assets
Increase in right-of-use assets	128,312
Decrease in property, plant and equipment	(94,416)
Decrease in prepayments for land use rights	(1,387)
Decrease in prepayments and other receivables	(403)
Increase in deferred tax assets	470

Increase in total assets	32,576

Liabilities
Increase in lease liabilities	109,306
Increase in provision for lease return costs for aircraft and engines	3,654
Decrease in obligations under finance leases	(77,427)
Decrease in other long-term liabilities	(1,115)
Decrease in deferred tax liabilities	(84)

Increase in total liabilities	34,334

Decrease in retained profits	(1,595)
Decrease in non-controlling interests	(163)

The lease liabilities as at January 1, 2019 reconciled to the operating lease commitments as at December 31, 2018 are as follows:

RMB million
Operating lease commitments as at December 31, 2018	37,278
Less: Commitments relating to short-term leases and those leases with a remaining lease term ended on or before December 31, 2019	(206)
Commitments relating to leases of low-value assets	(1)

37,071
Weighted average incremental borrowing rate as at January 1, 2019	4.09%

Discounted operating lease commitments as at January 1, 2019	31,879
Add: Obligations under finance leases recognized as at December 31, 2018	77,427

Lease liabilities as at January 1, 2019	109,306

(b)
IFRIC 23 addresses the accounting for income taxes (current and deferred) when tax treatments involve uncertainty that affects the application of IAS 12 (often referred to as “uncertain tax positions”). The interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses (i) whether an entity considers uncertain tax treatments separately; (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities; (iii) how an entity determines taxable profits or tax losses, tax bases, unused tax losses, unused tax credits and tax rates; and (iv) how an entity considers changes in facts and circumstances. Upon adoption of the interpretation, the Group considered whether it has any uncertain tax positions arising from the transfer pricing on its intergroup sales. Based on the Group’s tax compliance and transfer pricing study, the Group determined that it is probable that its transfer pricing policy will be accepted by the tax authorities. Accordingly, the interpretation did not have any impact on the financial position or performance of the Group.